Management of financial risks and financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	R$ 22,057,137	R$ 14,888,978
Securities	203,701,541	154,200,583
Public Securities	93,717,168	75,289,433
Private securities	109,984,373	78,911,150
Derivative financial assets	46,199,796	23,733,466
Financial Assets At Amortized Cost Securities Trading And Intermediation	6,499,097	2,932,319
Trade receivables	778,943	681,190
Financial Assets At Amortized Cost Loan Operations	29,228,463	28,551,935
Other financial assets	13,232,997	4,208,743
Off-balance exposures	7,873,551	8,912,707
Financial Assets Including Off Balance Sheet Amounts	R$ 329,571,525	R$ 238,109,921